INVESTMENTS (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 LY.com CNY	Dec. 31, 2014 Hanting CNY	Dec. 31, 2013 Hanting CNY	Dec. 31, 2014 Easy Go CNY	Dec. 31, 2013 Easy Go CNY	Dec. 31, 2014 eHi CNY	Dec. 31, 2013 eHi CNY	Dec. 31, 2014 Tuniu CNY	Dec. 31, 2014 Dining Secretary CNY	Dec. 31, 2013 Dining Secretary CNY	Dec. 31, 2014 Mind Education CNY	Dec. 31, 2014 Happy City CNY	Dec. 31, 2013 Happy City CNY	Dec. 31, 2014 Home Inns CNY	Dec. 31, 2013 Home Inns CNY	Dec. 31, 2014 Skyseas CNY	Dec. 31, 2013 Technology company focusing on hotel customer reviews CNY	Dec. 31, 2014 Keystone CNY	Dec. 31, 2013 Keystone CNY	Dec. 31, 2014 Zhong'an Online CNY	Dec. 31, 2013 Zhong'an Online CNY	Dec. 31, 2014 Zamplus CNY
Investment
Available-for-sale				1,547,844,523	898,828,511	1,016,455,767	627,905,501	143,904,165	535,024,052	570,977,550	216,690,294	29,046,000	56,242,365	81,000,000	35,422,062	37,358,327									62,046,000
Equity method																	902,964,928	801,550,868	161,828,826	21,665,182
Cost method																					158,217,350	155,330,749	50,000,000	50,000,000
Others		11,938,400	3,728,507
Total net book value	$ 857,227,935	5,318,756,447	2,857,213,480